Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2020
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 18:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2018	2019	2020

Total costs	$39,574	$43,043	$47,156
Less - capitalized software development costs	(5,160)	(5,665)	(5,798)

Research and development expenses, net	$34,414	$37,378	$41,358

b.	Financial expense, net

	Year ended December 31,
	2018	2019	2020
Financial income:
Interest	$181	$382	$380
Foreign currency translation	867	991	1,312
Derivatives gains	-	565	721

	1,048	1,938	2,413
Financial expenses:
Foreign currency translation, bank charges and other	1,059	1,646	1,299
Interest	3,225	3,030	4,302
Derivatives losses	755	30	617

	(5,039)	(4,706)	(6,218)

Financial expense, net	$(3,991)	$(2,768)	$(3,805)